Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Credit Loss [Abstract]
Beginning balance	$ 73,386	$ 48,529
Additions	15,569	27,709
Reductions
Foreign currency translation adjustments	4,077	(2,852)
Ending balance	$ 93,032	$ 73,386